Future Accounting Changes	12 Months Ended
Jan. 31, 2022
Text block [abstract]
Future Accounting Changes
4.	FUTURE ACCOUNTING CHANGES
Deferred Tax related to assets and liabilities arising from a single transaction (Amendments to
IAS 12)
In May 2021, the International Accounting Standards Board (“IASB”) issued targeted amendments to
IAS 12 – Income Taxes
to specify how companies account for deferred tax on transactions such as leases and decommissioning obligations. In specific circumstances, companies were dispensed from recognizing deferred tax upon the initial recognition of assets or liabilities. Prior to the amendments, uncertainties persisted about applying the exemption to transactions such as leases, which entails both an asset and a liability. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences.
The amendments will become effective for the Company fiscal year beginning on February 1, 2023. The Company is assessing the potential impact of these amendments.
Improving accounting policy disclosures and clarifying distinction between accounting policies and accounting estimates (Amendments to IAS 1 and IAS 8)
In February 2021, the IASB issued amendments to
IAS 1 – Presentation of Financial Statements
(“IAS 1”),
IFRS Practice Statement 2 – Making Materiality
Judgments (“IFRS Practice Statement 2”) and
IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors
(“IAS 8”).
The amendments to IAS 1 require companies to disclose its material accounting policy information instead of its significant accounting policies. The amendments to IFRS Practice Statement 2 provide additional guidance and examples to support the amendments to IAS 1.
The amendments to IAS 8 seek to help companies distinguish between accounting policies and accounting estimates. Clarifying this distinction is important since changes in accounting estimates are applied prospectively but changes in accounting policies are generally also applied retrospectively.
The amendments will become effective for the Company fiscal year beginning on February 1, 2023. The Company is assessing the potential impact of these amendments.
Other standards or amendments
The IASB has issued other standards or amendments to existing standards that are not expected to have a significant impact on the Company’s consolidated financial statements.